Borrowings	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Borrowings	Borrowings

	2025	2024
Non-current
Senior Notes	759,981	414,638
Bank borrowings	619,940	265,367
	1,379,921	680,005
Current
Senior Notes	20,097	6,858
Bank overdrafts	82	—
Bank borrowings	192,909	92,693
	213,088	99,551
Total borrowings	1,593,009	779,556

As of December 31, 2025, total bank borrowings include collateralized liabilities of US$274,087 (2024: US$3,842). These loans are mainly collateralized by sugarcane plantations, sugar export contracts and shares of certain subsidiaries of the Group.
Notes 2032

On July 29, 2025, the Company issued senior notes (the “Notes”) for US$ 500 million, at an annual nominal rate of 7.5%. The Notes will mature on July 29, 2032. Interest on the Notes are payable semi-annually in arrears on January 29 and July 29 of each year. The total proceeds net of expenses was US$ 496.8 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries, currently: Adeco Agropecuaria S.A., L3N S.A., Pilagá S.A., Adecoagro Vale do Ivinhema S.A. and Adecoagro Uruguay S.A. are the only Subsidiary Guarantors.

Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for a total amount of US$500 million, at an annual fixed rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year. The total proceeds net of expenses was US$495.2 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries. As of December 31, 2025, Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

The Notes 2027 and 2032 contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. As of December 31, 2025 and 2024 the Group was in compliance with these financial covenants.

On July 22, 2024, the Company announced a cash tender offer for up to US$100.0 million of the Notes due 2027. As of the closing date of the Tender (August 19, 2024) US$84.36 million in aggregate principal amount of Notes had been validly tendered by Holders and fully cancelled. The total consideration, including the Early Tender Premium, was US$ 980 for each US$1,000 principal amount of Notes. In addition, on July 18, 2025, the Company announced a new cash tender offer for any and all of its outstanding Notes due 2027, for a consideration of US$1,000 for each US$1,000 principal amount of Notes. As of the closing date of the Tender, (July 24, 2025) US$150.9 million in aggregate principal amount of Notes had been validly tendered by Holders and fully cancelled on July 29, 2025. As of December 31, 2025, the outstanding nominal amount is US$264.7 million.

ON Class II 2027

On July 14, 2025, the Company subsidiary “Profertil S.A” issued its second series of Simple Negotiable Obligations (non-convertible into shares), Class 2, with a nominal value of US$ 54,325,110, at a fixed annual nominal interest rate of 7.25%, with a term of 2 years. These obligations will be amortized in a single payment at maturity, with semi-annual interest payments.
Debt maturity breakdown

The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2025	2024
Fixed rate:
Less than 1 year	163,558	69,178
Between 1 and 2 years	461,985	55,952
Between 2 and 3 years	42,641	414,994
Between 3 and 4 years	37,013	356
Between 4 and 5 years	37,442	356
More than 5 years	616,852	35,936
	1,359,491	576,772
Variable rate:
Less than 1 year	49,530	30,373
Between 1 and 2 years	83,053	83,142
Between 2 and 3 years	—	46,593
Between 3 and 4 years	—	2,932
Between 4 and 5 years	12,069	441
More than 5 years	88,866	39,303
	233,518	202,784
	1,593,009	779,556

Borrowings incurred by the Group’s subsidiaries in Brazil are repayable at various dates between February 2026 and November 2040 and bear either fixed interest rates ranging from 3.10% to 12.65% per annum or variable rates based on base-rates plus spreads ranging from 8.22% to 11.35% per annum.

Borrowings incurred by the Group’s subsidiaries in Argentina are repayable at various dates between January 2026 and April 2027 and bear fixed interest rates up to 7.5% for those borrowings denominated in U.S. Dollar. and a fixed interest rates of nil in 2025 (2024: 43.0% to 45%) per annum for those borrowings denominated in Argentine pesos.

Brazilian Subsidiaries

The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2025			2024
		(In millions)		Millions of Brazilian Real		Millions of equivalent Dollars	Millions of equivalent Dollars
Certificados Recebíveis do Agronegócio (CRA) (2)	December, 2019	R$	400.0	R$	400.0	72.7	64.6	November-27	3.80% + IPCA
Debênture (1)	December, 2025	R$	359.9	R$	359.9	65.4	64.6	December-34	4.24% + IPCA
Certificados Recebíveis do Agronegócio (CRA) (2)	July, 2024	R$	400.0	R$	400.0	72.7	64.6	Jul-31 / Jul-34	IPCA + 6.80% /12.65%

(1) Collateralized by long term power purchase agreement (PPA).

(2) This debts were issued with no guarantee.
The Debenture contains certain customary financial covenants and restrictions which require the Brazilian subsidiaries to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Brazilian Subsidiaries.

As of December 31, 2025 and 2024 the Group was in compliance with all financial covenants.

Uruguayan Subsidiaries

The main loans of the Group’s Uruguayan Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31			Maturity date	Annual interest rate
			2025		2024
		(In millions)	Millions of Euros	Millions of equivalent Dollars	Millions of equivalent Dollars
Rabobank	July, 2025	Eu 29.4	Eu 29.4	34.5	—	July, 2027	4.07%

Holding Companies

The main loans of the Group’s Holding Companies are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2025	2024
		(In millions)	(In millions)	(In millions)
Rabobank (1)	Dec-25	US$200.0	200.0	—	November, 2032	6.95%

(1) Collateralized by shares of certain subsidiaries of the Group.

The above mentioned loans contain certain customary financial covenants which require us to meet pre-defined financial ratios. These financial ratios are measured considering the statutory financial statements of the Argentinian Subsidiaries.

As of December 31, 2025 and 2024 the Group was in compliance with all financial covenants.

The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value. The fair value of long-term subject to fix rate do not significantly differs from their fair value. The fair value (level 2) of the notes 2027 and 2032 as of December 31, 2025 equals US$259.7 million (2024: US$403.6 million) and US$474.2 million, 98.09% (2024: 97.24%) and 94.83% of the nominal amount, respectively.

The breakdown of the Group’s borrowing by currency is included in Note 2 - Interest rate risk.
Evolution of the Group's borrowings as December 31, 2025 and 2024 is as follow:

	2025	2024
Amount at the beginning of the year	779,556	904,949
Proceeds from long term borrowings	870,606	126,757
Payments of long term borrowings	(213,936)	(105,749)
Proceeds from short term borrowings	279,900	169,901
Payments of short term borrowings	(256,340)	(239,947)
Payments of interest (1)	(53,172)	(741)
Accrued interest	71,044	23,489
Acquisition of subsidiaries (Note 21)	80,151	—
Exchange differences, inflation and translation, net	29,424	(99,800)
Others	5,776	697
Amount at the end of the year	1,593,009	779,556
(1) Excludes payment of interest related to trade and other payables.